Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Movement in Allowance for Credit Losses

The following table presents the movement in the allowance for credit losses for the years ended December 31, 2018, 2019 and 2020.

	For the years ended December 31,
	2018	2019	2020
Balance at the beginning of year prior to ASC Topic 326	1,478	1,507	3,469
Adoption of ASC Topic 326	-	-	3,972
Balance at the beginning of year	1,478	1,507	7,441
Provision for the year	92	1,995	6,587
Accounts receivable written off	(15)	-	(2,621)
Exchange differences	(48)	(33)	342
Balance at the end of year	1,507	3,469	11,749

Schedule of estimated useful lives of property and equipment	The estimated useful lives are as follows:
Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures	2 – 5 years
Office equipment	3 – 5 years

Schedule of estimated useful lives of finite lived intangible assets
Computer software and systems	2 – 5 years
Developed technologies	5 years
Customer relationship	4 – 5 years
Brand name	4 years
Contract backlog	3 years
Advertising contract	30 years

Schedule of revenue recognized from contracts with customers disaggregated by the three types of pricing models

The following table presents our revenue recognized from contracts with customers disaggregated by the four types of pricing models:

	For the years ended December 31,
	2018	2019	2020
Recognized over time
- Sales agent	8,671	6,563	5,834
- Cost-plus	12,192	17,146	26,738
- SaaS products offering	-	8,687	28,545
	20,863	32,396	61,117

Recognized at point in time
- Specified actions	139,154	165,263	193,280
- SaaS products offering	-	1,749	348
	139,154	167,012	193,628
Total	160,017	199,408	254,745